Schedule of Relevant Tax Laws and Regulations (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Total income (loss) before income taxes	$ 185,425	$ 243,980	$ 103,697	$ (637,503)	$ (850,004)	$ (33,313)
SINGAPORE
Total income (loss) before income taxes	185,425	243,980	103,697	(637,503)	(850,004)	(33,313)
Foreign [Member]
Total income (loss) before income taxes